Total
Fidelity Advisor® High Income Advantage Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Fidelity Advisor High Income Advantage Fund		Class A	Class M	Class C	Class I	Class Z
Management fee	[1],[2]	0.71%	0.70%	0.72%	0.71%	0.61%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%	none	none
Other expenses	[1]	none	none	0.01%	none	none
Acquired fund fees and expenses	[3]	0.27%	0.27%	0.27%	0.27%	0.27%
Total annual operating expenses		1.23%	1.22%	2.00%	0.98%	0.88%
Fee waiver and/or expense reimbursement	[4]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	[3]	1.21%	1.20%	1.98%	0.96%	0.86%
[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18% for Class A, 0.18% for Class M, 0.20% for Class C, 0.18% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
[3]	Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity funds, Total annual operating expenses after waivers and/or expense reimbursements are 0.98%, 0.97%, 1.75%, 0.73% and 0.63% for Class A, Class M, Class C, Class I and Class Z, respectively.
[4]	The fund may invest in a business development company (BDC) advised by Fidelity Management & Research Company LLC (FMR) or its affiliates. The Adviser has contractually agreed to waive its management fee or reimburse the fund, as applicable, with respect to the portion of the fund’s assets invested in such BDC. This arrangement is in effect through February 28, 2025.

Expense Example - Fidelity Advisor High Income Advantage Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, No Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, No Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, No Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 10 Years
Class A	518	518	772	772	1,046	1,046	1,827	1,827
Class M	517	517	769	769	1,041	1,041	1,816	1,816
Class C	301	201	625	625	1,076	1,076	2,127	2,127
Class I	98	98	310	310	539	539	1,199	1,199
Class Z	88	88	278	278	485	485	1,082	1,082